POST-EMPLOYMENT BENEFITS - Pension Plan Assets (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2020	Dec. 31, 2019
Equity securities:
Equity securities	€ 186	€ 1,024
Fixed-income securities:
Short-term Investments	114	20
Other investments:
Real estate funds	312	329
Insurance contracts	230	203
Derivatives	14
Plan assets, at fair value	€ 2,132	2,096
Short-term investments, fair value per unit (in euro per unit)	€ 1.00
Investments quoted in active markets
Equity securities:
Equity securities	€ 186	1,024
Fixed-income securities:
Short-term Investments	112	20
Other investments:
Real estate funds	31	34
Insurance contracts	0	0
Derivatives	0
Plan assets, at fair value	1,576	1,571
Unquoted investments
Equity securities:
Equity securities	0	0
Fixed-income securities:
Short-term Investments	2	0
Other investments:
Real estate funds	281	295
Insurance contracts	230	203
Derivatives	14
Plan assets, at fair value	556	525
Corporate bonds and notes
Fixed-income securities:
Fixed-income securities	80	75
Corporate bonds and notes | Investments quoted in active markets
Fixed-income securities:
Fixed-income securities	51	48
Corporate bonds and notes | Unquoted investments
Fixed-income securities:
Fixed-income securities	29	27
Government bonds
Fixed-income securities:
Fixed-income securities	1,196	445
Government bonds | Investments quoted in active markets
Fixed-income securities:
Fixed-income securities	1,196	445
Government bonds | Unquoted investments
Fixed-income securities:
Fixed-income securities	€ 0	€ 0